Leases	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Leases
16	Leases

16.1	Minimum future payments

Lease contracts totaled R$7,416 as of September 30, 2022 (R$4,051 as of December 31, 2021). The minimum future payments, according to lease agreements, with the present value of minimum lease payments, are as follows:

	As of
	September 30, 2022	December 31, 2021
Lease liabilities - minimum payments
Less than 1 year	375	244
1 to 5 years	1,549	1,231
More than 5 years	5,492	2,576
Present value of lease liabilities	7,416	4,051

Current	375	244
Non-current	7,041	3,807

Lease liabilities interest expense is stated in note 23. The Company’s incremental interest rate at the agreement signing date was 12.01% per year in the nine-month period ended September 30, 2022 (10.53% as of December 31, 2021).

16.2	Lease liability rollforward

Amounts
As of December 31, 2020	2,776
Addition – Lease	380
Lease modification	359
Interest provision	216
Principal amortizations	(311)
Interest amortization	(4)
Write-off due to early termination of agreement	(102)
As of September 30, 2021	3,314

As of December 31, 2021	4,051
Addition – Lease	3,005
Lease modification	479
Interest provision	547
Principal amortizations	(625)
Interest amortization	(32)
Write-off due to early termination of agreement	(9)
As of September 30, 2022	7,416

16.3	Lease expense on variable rents, low-value, and short-term assets

	As of September 30,
	2022	2021
(Expenses) revenues for the period:
Variables (1% of sales)	(25)	(5)
Subleases (*)	36	21

(*) Refers mainly to revenue from lease agreements receivable from commercial galleries.